Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39355
Entity Registrant Name	BROOKFIELD RENEWABLE CORPORATION
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
Title of 12(b) Security	Class A Exchangeable Subordinate Voting Shares
Trading Symbol	BEPC
Security Exchange Name	NYSE
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Central Index Key	0001791863
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Class A Exchangeable Subordinate Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	179,651,526
Class B Multiple Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	165
Class C Non-Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	194,460,874
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
Contact Personnel Name	Jennifer Mazin
City Area Code	212
Local Phone Number	417-7000
Contact Personnel Email Address	enquiries@brookfieldrenewable.com